UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8372

Travelers Series Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31

Date of reporting period: April 30, 2005

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

TRAVELERS SERIES FUND INC.

AIM CAPITAL

APPRECIATION PORTFOLIO

SMITH BARNEY LARGE

CAPITALIZATION GROWTH

PORTFOLIO

SEMI-ANNUAL REPORT   |   APRIL 30, 2005

NOT  FDIC  INSURED  • NOT  BANK  GUARANTEED  •  MAY  LOSE  VALUE

WHAT’S  INSIDE

LETTER  FROM  THE  CHAIRMAN

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

Despite rising interest rates, climbing oil prices, geopolitical concerns and uncertainties surrounding the U.S. Presidential election, the U.S. economy continued to expand during the period. Following a robust 4.0% gain in the third quarter of 2004, gross domestic product (“GDP”)i growth was 3.8% in the fourth quarter. After the end of the Funds’ reporting period, the advance first quarter 2005 GDP figure was revised up to 3.5% from 3.1%.

Given the overall strength of the economy, the Federal Reserve Board (“Fed”)ii continued to raise interest rates over the period in an attempt to ward off inflation. Following three 25 basis pointiii rate hikes from June through September 2004, the Fed again increased its target for the federal funds rateiv in 0.25% increments four times during the reporting period. Following the end of the Fund’s reporting period, at its May meeting, the Fed once again increased it’s target for the federal funds rate by 0.25% to 3.00%.

During the six months covered by this report, the U.S. stock market posted a modest gain, with the S&P 500 Indexv returning 3.28%. The reporting period began on a bright note, as the equity markets rallied sharply in November and December 2004. Investors were drawn to stocks as the uncertainty of the U.S. Presidential election ended and oil prices fell from their record highs. Thus far in 2005, the equity markets have been volatile. Equities were weak in January, rose in February and again fell in March and April. The market’s recent troubles have been attributed to mixed economic data, continued high oil prices, and rising interest rates.

Looking at the reporting period as a whole, the trend of value-oriented stocks outperforming their growth counterparts continued. In addition, mid- and large-cap stocks generally outperformed small-cap stocks during the period.

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Within this environment, the funds performed as follows:vi

PERFORMANCE OF THE FUNDS

AS OF APRIL 30, 2005

(unaudited)

6 Months
AIM Capital Appreciation Portfolio	-0.07%

S&P 500 Index	3.28%

Lipper Variable Multi-Cap Growth Funds Category Average	1.53%

Smith Barney Large Capitalization Growth Portfolio	0.74%

Russell 1000 Growth Index	1.14%

Lipper Variable Large-Cap Growth Funds Category Average	1.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of income dividends and capital gains distributions at net asset value and the deduction of all fund expenses.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005 and include the reinvestment of dividends and capital gains distributions, if any. Returns were calculated among the 113 funds in the variable multi-cap growth funds category. Returns were calculated among the 170 funds in the variable large-cap growth funds category.

AIM CAPITAL APPRECIATION PORTFOLIOvi

Special Shareholder Notice

At meetings held on March 24, 2005 and April 20, 2005, the Board of Directors approved a proposal to reorganize the AIM Capital Appreciation Portfolio (the “Acquired Fund”) of Travelers Series Fund Inc. (“TSF”) into a newly organized “shell” portfolio (the “Acquiring Fund”) of Travelers Series Trust (“TST”) (“the Reorganization”).

In connection with the Reorganization, the Board of Directors approved an Agreement and Plan of Reorganization (the “Plan”) between TSF, on behalf of the Acquired Fund, and TST, on behalf of the Acquiring Fund, under which the Acquiring Fund would acquire all of the assets of the Acquired Fund and assume all of the liabilities of the Acquired Fund. The Reorganization is being proposed to the Acquired Fund’s shareholders because Travelers Investment Adviser Inc., which serves as investment adviser to the Acquired Fund and is currently an indirect wholly owned subsidiary of Citigroup Inc. (“Citigroup”), will become an indirect wholly owned subsidiary of MetLife, Inc. (“MetLife”) as

2       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

part of MetLife’s acquisition of Travelers Life & Annuity, the life insurance and annuity businesses of Citigroup.

A Special Meeting of Shareholders of the Acquired Fund has been called on June 29, 2005, for the purpose of submitting the Plan and such other matters as may properly come before the meeting to the stockholders of the Acquired Fund for approval. The close of business on April 15, 2005 has been fixed as the record date for the determination of stockholders of the Acquired Fund, who are entitled to notice of, and to vote at, the Special Meeting of Shareholders, including any adjournment or adjournments thereof.

For the six months ended April 30, 2005, the AIM Capital Appreciation Portfolio returned –0.07%. These shares underperformed the Lipper Variable Multi-Cap Growth Funds Category Average,1 which was 1.53%. The Fund’s unmanaged benchmark, the S&P 500 Index, returned 3.28% for the same period.

SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIOvi

For the six months ended April 30, 2005, the Smith Barney Large Capitalization Growth Portfolio returned 0.74%. These shares underperformed the Fund’s unmanaged benchmark, the Russell 1000 Growth Index,vii which returned 1.14%. The Fund’s Lipper Variable Large-Cap Growth Funds Category Average2 was 1.21% for the same period.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have recently come under the scrutiny of federal and state regulators. The Funds’ Adviser and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds have been informed that the Adviser and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

[1]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 113 funds in the Fund’s Lipper category, and excluding sales charges.
[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended April 30, 2005, including the reinvestment of dividends and capital gains distributions, if any, calculated among the 170 funds in the Fund’s Lipper category, and excluding sales charges.

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Important information concerning the Funds and its Adviser with regard to recent regulatory developments is contained in the “Additional Information” note in the Notes to the Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 18, 2005

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The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS:

AIM Capital Appreciation Portfolio: The Fund may invest in foreign securities. Investing in foreign securities is subject to certain risks not associated with domestic investing, such as currency fluctuations, and changes in political and economic conditions. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on fund performance. The Fund may invest in small capitalization companies. Small capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. The Fund may invest in medium-capitalization companies. These investments may involve a higher degree of risk and volatility than investments in larger, more established companies. Please see the Fund’s prospectus for more information on these and other risks.

Smith Barney Large Capitalization Growth Portfolio: Keep in mind, common stocks are subject to market fluctuations. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.
ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.
iii	A basis point is one one-hundredth (1/100 or 0.01) of one percent.
iv	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.
[v]	The S&P 500 Index is a market capitalization-weighted index of 500 widely held common stocks.
vi	The Funds are underlying investment options of various variable annuity and variable life insurance products. The Funds’ performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity contracts or variable life insurance, such as administrative fees, account charges, and surrender charges which, if reflected, would reduce the performance of each fund. Past performance is no guarantee of future results.
vii	The Russell 1000 Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

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AIM Capital Appreciation Portfolio

Fund at a Glance (unaudited)

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Smith Barney Large Capitalization Growth Portfolio Fund at a Glance (unaudited)

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Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2004 and held for the six months ended April 30, 2005.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
AIM Capital Appreciation Portfolio	(0.07)%	$1,000.00	$999.30	0.85%	$4.21

Smith Barney Large Capitalization Growth Portfolio	0.74	1,000.00	1,007.40	0.78	3.88

(1)	For the six months ended April 30, 2005.
(2)	Assumes reinvestment of dividends and capital gains distributions, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses are equal to each Funds’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

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Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
AIM Capital Appreciation Portfolio	5.00%	$1,000.00	$1,020.58	0.85%	$4.26

Smith Barney Large Capitalization Growth Portfolio	5.00	1,000.00	1,020.93	0.78	3.91

(1)	For the six months ended April 30, 2005.
(2)	Expenses are equal to each Funds’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

9       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited)	April 30, 2005

AIM CAPITAL APPRECIATION PORTFOLIO
SHARES	SECURITY	VALUE
COMMON STOCK — 97.8%
CONSUMER DISCRETIONARY — 14.1%
Hotels, Restaurants & Leisure — 3.0%
23,000	Brinker International, Inc. (a)	$777,400
37,300	Carnival Corp.	1,823,224
5,000	Las Vegas Sands Corp. (a)(b)	187,250
41,400	McDonald’s Corp.	1,213,434
29,000	Starbucks Corp. (a)	1,436,080
31,100	Starwood Hotels & Resorts Worldwide, Inc.	1,689,974

		7,127,362

Household Durables — 1.2%
16,600	Garmin Ltd. (b)	655,700
28,700	Harman International Industries, Inc.	2,255,246

		2,910,946

Media — 2.7%
12,500	Dolby Laboratories Inc., Class A Shares (a)	255,625
7,800	DreamWorks Animation SKG, Inc., Class A Shares (a)	292,500
46,300	Lamar Advertising Co., Class A Shares (a)	1,730,694
62,150	Univision Communications Inc., Class A Shares (a)	1,633,923
34,711	Viacom Inc., Class B Shares	1,201,695
41,400	XM Satellite Radio Holdings Inc., Class A Shares (a)(b)	1,148,436

		6,262,873

Multiline Retail — 1.3%
20,700	Kohl’s Corp. (a)	985,320
6,552	Sears Holdings Corp. (a)(b)	886,092
25,400	Wal-Mart Stores, Inc.	1,197,356

		3,068,768

Specialty Retail — 4.3%
20,700	Abercrombie & Fitch Co., Class A Shares	1,116,765
49,700	Bed Bath & Beyond Inc. (a)	1,849,337
24,900	Best Buy Co., Inc. (b)	1,253,466
33,100	CDW Corp.	1,810,239
48,200	Office Depot, Inc. (a)	943,756
29,400	Ross Stores, Inc.	785,568
120,000	Staples, Inc.	2,288,400

		10,047,531

Textiles & Apparel — 1.6%
82,900	Coach, Inc. (a)	2,221,720
20,700	NIKE, Inc., Class B Shares	1,589,967

		3,811,687

	TOTAL CONSUMER DISCRETIONARY	33,229,167

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

AIM CAPITAL APPRECIATION PORTFOLIO
SHARES	SECURITY	VALUE
CONSUMER STAPLES — 4.5%
Beverages — 0.6%
24,900	PepsiCo, Inc.	$1,385,436

Food & Drug Retailing — 1.5%
22,800	Sysco Corp.	788,880
41,400	Walgreen Co.	1,782,684
8,900	Whole Foods Market, Inc.	887,508

		3,459,072

Food Products — 0.9%
20,700	Hershey Foods Corp.	1,322,730
18,600	Kellogg Co.	836,070

		2,158,800

Household Products — 0.6%
24,900	The Procter & Gamble Co.	1,348,335

Personal Products — 0.9%
43,200	The Gillette Co.	2,230,848

	TOTAL CONSUMER STAPLES	10,582,491

ENERGY — 10.0%
Energy Equipment & Services — 2.9%
34,800	Baker Hughes Inc.	1,535,376
44,000	ENSCO International Inc.	1,434,400
35,200	GlobalSantaFe Corp.	1,182,720
53,900	Patterson-UTI Energy, Inc.	1,291,983
25,900	Weatherford International Ltd. (a)(b)	1,350,685

		6,795,164

Oil & Gas — 7.1%
16,600	Apache Corp.	934,414
23,400	Burlington Resources, Inc.	1,137,474
20,200	ChevronTexaco Corp.*	1,050,400
20,700	ConocoPhillips	2,170,395
46,800	Devon Energy Corp.	2,113,956
62,100	Exxon Mobil Corp.	3,541,563
12,400	Newfield Exploration Co. (a)	880,772
17,200	Occidental Petroleum Corp.	1,186,800
35,200	Valero Energy Corp.	2,412,256
44,233	XTO Energy, Inc.	1,334,510

		16,762,540

	TOTAL ENERGY	23,557,704

See Notes to Financial Statements.

11        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

AIM CAPITAL APPRECIATION PORTFOLIO

SHARES	SECURITY	VALUE
FINANCIALS — 4.8%
Banks — 1.5%
61,700	Bank of America Corp.	$2,778,968
15,700	Investors Financial Services Corp. (b)	658,615

		3,437,583

Diversified Financials — 2.8%
31,400	American Express Co.	1,654,780
1,700	The Chicago Mercantile Exchange	332,384
12,400	Franklin Resources, Inc.	851,632
10,400	The Goldman Sachs Group, Inc.	1,110,616
11,100	Merrill Lynch & Co., Inc.	598,623
41,400	SLM Corp.	1,972,296

		6,520,331

Insurance — 0.5%
30,100	AFLAC, Inc.	1,223,565

	TOTAL FINANCIALS	11,181,479

HEALTHCARE — 19.5%
Biotechnology — 2.1%
30,900	Amgen Inc. (a)	1,798,689
63,300	Gilead Sciences, Inc. (a)	2,348,430
47,300	Protein Design Labs, Inc. (a)(b)	845,724

		4,992,843

Healthcare Equipment & Supplies — 8.0%
28,100	Alcon, Inc.	2,725,700
42,800	Becton Dickinson & Co.	2,504,656
93,300	Biomet, Inc.	3,609,777
21,600	C.R. Bard, Inc.	1,537,272
27,600	Fisher Scientific International Inc. (a)	1,638,888
33,800	Medtronic, Inc.	1,781,260
52,000	St. Jude Medical, Inc. (a)	2,029,560
43,100	Varian Medical Systems, Inc. (a)	1,454,194
19,700	Zimmer Holdings, Inc. (a)	1,603,974

		18,885,281

Healthcare Providers & Services — 5.3%
34,300	Aetna, Inc.	2,516,591
100,623	Caremark Rx, Inc. (a)	4,029,951
20,700	HCA Inc.	1,155,888
41,400	Health Management Associates, Inc., Class A Shares	1,023,822
19,900	PacifiCare Health Systems, Inc. (a)(b)	1,189,224
19,200	UnitedHealth Group Inc.	1,814,592
5,200	WellPoint Inc. (a)	664,300

		12,394,368

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

AIM CAPITAL APPRECIATION PORTFOLIO

SHARES	SECURITY	VALUE
Pharmaceuticals — 4.1%
70,300	Johnson & Johnson	$4,824,689
54,800	Medicis Pharmaceutical Corp., Class A Shares (b)	1,539,880
53,600	Pfizer Inc.	1,456,312
58,400	Teva Pharmaceutical Industries Ltd., Sponsored ADR (b)	1,824,416

		9,645,297

	TOTAL HEALTHCARE	45,917,789

INDUSTRIALS — 13.2%
Air Freight & Couriers — 0.7%
20,700	FedEx Corp.	1,758,465

Commercial Services & Supplies — 3.4%
41,400	Automatic Data Processing Inc.	1,798,416
62,100	Fiserv, Inc. (a)(b)	2,626,830
41,400	Iron Mountain Inc. (a)(b)	1,229,580
93,200	Robert Half International Inc.	2,313,224

		7,968,050

Electrical Equipment — 1.1%
21,100	Emerson Electric Co.	1,322,337
29,100	Rockwell Automation, Inc.	1,345,293

		2,667,630

Industrial Conglomerates — 2.4%
62,100	General Electric Co.	2,248,020
51,800	Honeywell International Inc.	1,852,368
51,800	Tyco International Ltd.	1,621,858

		5,722,246

Machinery — 5.6%
24,900	Caterpillar Inc.	2,192,445
41,400	Danaher Corp.	2,096,082
20,700	Deere & Co.	1,294,578
20,700	Eaton Corp.	1,214,055
15,100	Illinois Tool Works, Inc.	1,265,682
45,600	Ingersoll-Rand Co. Ltd., Class A Shares	3,505,272
24,900	Parker-Hannifin Corp.	1,492,506

		13,060,620

	TOTAL INDUSTRIALS	31,177,011

INFORMATION TECHNOLOGY — 22.1%
Communications Equipment — 2.5%
165,700	Cisco Systems, Inc. (a)	2,863,296
42,000	Comverse Technology, Inc. (a)	957,180
44,100	Juniper Networks, Inc. (a)	996,219

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

AIM CAPITAL APPRECIATION PORTFOLIO

SHARES	SECURITY	VALUE
Communications Equipment — 2.5% (continued)
34,200	QUALCOMM, Inc.	$1,193,238

		6,009,933

Computers & Peripherals — 4.3%
87,000	Apple Computer, Inc. (a)	3,137,220
155,400	Dell Inc. (a)	5,412,582
123,900	EMC Corp. (a)	1,625,568

		10,175,370

Internet Software & Services — 3.8%
10,400	Google Inc., Class A Shares (a)	2,288,000
41,400	McAfee Inc. (a)	865,674
41,400	VeriSign, Inc. (a)	1,095,444
134,600	Yahoo! Inc. (a)	4,645,046

		8,894,164

IT Consulting & Services — 0.3%
20,700	NAVTEQ Corp. (a)	753,894

Semiconductor Equipment & Products — 5.2%
72,500	Analog Devices, Inc. (b)	2,472,975
65,600	Applied Materials, Inc.	975,472
20,700	KLA-Tencor Corp.	807,714
60,100	Linear Technology Corp.	2,147,974
31,100	Marvell Technology Group Ltd. (a)	1,041,228
33,400	Maxim Integrated Products, Inc.	1,249,160
124,243	Microchip Technology Inc.	3,538,441

		12,232,964

Software — 6.0%
19,700	Adobe Systems, Inc.	1,171,559
33,100	Amdocs Ltd. (a)	884,101
49,700	Autodesk, Inc.	1,581,951
20,700	Cognos, Inc. (a)(b)	783,288
22,800	Electronic Arts Inc. (a)	1,217,292
24,900	Mercury Interactive Corp. (a)	1,029,117
207,100	Microsoft Corp.	5,239,630
183,900	Oracle Corp. (a)	2,125,884

		14,032,822

	TOTAL INFORMATION TECHNOLOGY	52,099,147

MATERIALS — 8.8%
Chemicals — 5.5%
24,900	Air Products & Chemicals, Inc.	1,462,377
26,900	The Dow Chemical Co.	1,235,517
41,400	E.I. du Pont de Nemours & Co.	1,950,354

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

AIM CAPITAL APPRECIATION PORTFOLIO

SHARES	SECURITY	VALUE
Chemicals — 5.5% (continued)
24,900	Eastman Chemical Co.	$1,344,600
33,100	Ecolab Inc.	1,082,701
29,000	Monsanto Co.	1,699,980
34,900	Praxair, Inc.	1,634,367
41,400	Rohm and Haas Co.	1,807,524
42,300	UAP Holding Corp. (b)	608,697

		12,826,117

Metals & Mining — 3.3%
50,100	Alcoa Inc.	1,453,902
22,900	Newmont Mining Corp.	869,513
24,900	Nucor Corp.	1,272,390
16,200	Peabody Energy Corp.	709,074
16,600	Phelps Dodge Corp.	1,425,110
43,900	Placer Dome Inc. (b)	586,504
33,000	United States Steel Corp.	1,411,080

		7,727,573

	TOTAL MATERIALS	20,553,690

TELECOMMUNICATION SERVICES — 0.8%
Wireless Telecommunication Services — 0.8%
40,900	Nextel Communications, Inc., Class A Shares (a)	1,144,791
52,500	Syniverse Holdings Inc. (a)(b)	635,250

	TOTAL TELECOMMUNICATION SERVICES	1,780,041

	TOTAL COMMON STOCK (Cost — $215,115,955)	230,078,519

CONTRACTS
PURCHASED OPTIONS — 0.0%
Internet Software & Services — 0.0%
10,300	Google, Inc.	1,545
66,700	Yahoo!, Inc.	6,670

	TOTAL PURCHASED OPTIONS (Cost — $120,778)	8,215

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $215,236,733)	230,086,734

See Notes to Financial Statements.

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Schedules of Investments (unaudited) (continued)	April 30, 2005

AIM CAPITAL APPRECIATION PORTFOLIO

FACE AMOUNT	SECURITY	VALUE
SHORT-TERM INVESTMENTS — 8.1%
REPURCHASE AGREEMENT — 3.0%
$ 7,054,000	State Street Bank & Trust Co. dated 4/29/05, 2.600% due 5/2/05; Proceeds at maturity — $7,055,528; (Fully collateralized by U.S. Treasury Note, 6.250% due 8/15/23; Market value — $7,200,276) (Cost — $7,054,000)	$7,054,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LENDING COLLATERAL — 5.1%
12,091,157	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $12,091,157)	12,091,157

	TOTAL SHORT-TERM INVESTMENTS (Cost — $19,145,157)	19,145,157

	TOTAL INVESTMENTS — 105.9% (Cost — $234,381,890**)	249,231,891
	Liabilities in Excess of Other Assets — (5.9)%	(13,938,256)

	TOTAL NET ASSETS — 100.0%	$235,293,635

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan (See Notes 1 and 3).
*	Subsequent to the reporting period, the company changed its name to Chevron Corp.
**	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt

See Notes to Financial Statements.

16        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

SHARES	SECURITY	VALUE
COMMON STOCK — 100.4%
CONSUMER DISCRETIONARY — 19.4%
Internet & Catalog Retail — 7.4%
592,800	Amazon.com, Inc. (a)	$19,183,008
259,500	eBay Inc. (a)	8,233,935

		27,416,943

Media — 6.8%
889,320	Time Warner Inc. (a)	14,949,469
388,915	The Walt Disney Co.	10,267,356

		25,216,825

Specialty Retail — 5.2%
145,300	Bed Bath & Beyond Inc. (a)	5,406,613
385,450	The Home Depot, Inc.	13,633,367

		19,039,980

	TOTAL CONSUMER DISCRETIONARY	71,673,748

CONSUMER STAPLES — 10.9%
Beverages — 3.5%
296,290	The Coca-Cola Co.	12,870,838

Food Products — 2.8%
148,140	Wm. Wrigley Jr. Co.	10,240,918

Personal Products — 4.6%
333,295	The Gillette Co.	17,211,354

	TOTAL CONSUMER STAPLES	40,323,110

FINANCIALS — 13.8%
Diversified Financials — 7.2%
259,530	Merrill Lynch & Co., Inc.	13,996,453
237,170	Morgan Stanley	12,479,885

		26,476,338

Insurance — 6.6%
176,456	American International Group, Inc.	8,972,788
182	Berkshire Hathaway Inc., Class A Shares (a)	15,351,700

		24,324,488

	TOTAL FINANCIALS	50,800,826

HEALTHCARE — 23.3%
Biotechnology — 12.9%
296,180	Amgen Inc. (a)	17,240,638
259,350	Biogen Idec Inc. (a)	9,398,844
296,300	Genentech, Inc. (a)	21,019,522

		47,659,004

See Notes to Financial Statements.

17        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Schedules of Investments (unaudited) (continued)	April 30, 2005

SMITH BARNEY LARGE CAPITALIZATION GROWTH PORTFOLIO

SHARES	SECURITY	VALUE
Pharmaceuticals — 10.4%
222,250	Eli Lilly & Co.	$12,994,957
163,070	Johnson & Johnson	11,191,494
518,770	Pfizer Inc.	14,094,981

		38,281,432

	TOTAL HEALTHCARE	85,940,436

INDUSTRIALS — 2.9%
Industrial Conglomerates — 2.9%
296,120	General Electric Co.	10,719,544

INFORMATION TECHNOLOGY — 30.1%
Communications Equipment — 8.0%
518,508	Cisco Systems, Inc. (a)	8,959,818
400,900	Juniper Networks, Inc. (a)	9,056,331
741,680	Motorola, Inc.	11,377,371

		29,393,520

Computers & Peripherals — 3.4%
359,100	Dell Inc. (a)	12,507,453

Internet Software & Services — 3.9%
259,500	Akamai Technologies, Inc. (a)	3,064,695
518,700	IAC/InterActiveCorp. (a)	11,276,538

		14,341,233

Semiconductor Equipment & Products — 9.5%
518,600	Intel Corp.	12,197,472
592,660	Texas Instruments Inc.	14,792,794
302,980	Xilinx, Inc.	8,162,281

		35,152,547

Software — 5.3%
73,500	Electronic Arts Inc. (a)	3,924,165
459,500	Microsoft Corp.	11,625,350
375,000	Red Hat, Inc. (a)	4,031,250

		19,580,765

	TOTAL INFORMATION TECHNOLOGY	110,975,518

	TOTAL INVESTMENTS — 100.4% (Cost — $322,472,289*)	370,433,182
	Liabilities in Excess of Other Assets — (0.4)%	(1,634,578)

	TOTAL NET ASSETS — 100.0%	$368,798,604

(a)	Non-income producing security.
*	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Financial Statements.

18        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Assets and Liabilities (unaudited)	April 30, 2005

	AIM Capital Appreciation Portfolio	Smith Barney Large Capitalization Growth Portfolio
ASSETS:
Investments, at value (Cost — $234,381,890 and $322,472,289, respectively)	$249,231,891	$370,433,182
Cash	925	—
Receivable for securities sold	4,099,921	7,347,904
Dividends and interest receivable	83,385	114,970
Receivable for Fund shares sold	—	15,572
Prepaid expenses	3,134	3,245

Total Assets	253,419,256	377,914,873

LIABILITIES:
Payable for loaned securities collateral (Note 3)	12,091,157	—
Payable for securities purchased	4,880,905	7,097,259
Payable for Fund shares reacquired	960,822	819,689
Management fees payable	159,642	229,997
Transfer agency services payable	834	833
Directors’ fees payable	338	267
Due to custodian	—	933,205
Accrued expenses	31,923	35,019

Total Liabilities	18,125,621	9,116,269

Total Net Assets	$235,293,635	$368,798,604

NET ASSETS:
Par value of capital shares (Note 4)	$236	$279
Capital paid in excess of par value	278,248,335	400,430,658
Undistributed net investment income	362,714	115,429
Accumulated net realized loss from investment transactions and foreign currencies	(58,167,651)	(79,708,655)
Net unrealized appreciation of investments and options	14,850,001	47,960,893

Total Net Assets	$235,293,635	$368,798,604

Shares Outstanding	23,619,371	27,942,410

Net Asset Value	$9.96	$13.20

See Notes to Financial Statements.

19        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Operations (unaudited)

For the Six Months Ended April 30, 2005

	AIM Capital Appreciation Portfolio	Smith Barney Large Capitalization Growth Portfolio
INVESTMENT INCOME:
Dividends	$1,628,891	$3,137,702
Interest	74,537	11,705
Securities lending income	9,247	—
Less: Foreign withholding tax	(2,504)	—

Total Investment Income	1,710,171	3,149,407

EXPENSES:
Management fees (Note 2)	962,717	1,473,633
Custody	22,269	17,176
Audit and legal	20,860	14,676
Shareholder communications	8,235	15,544
Directors’ fees	4,016	5,181
Transfer agency services (Note 2)	2,456	2,299
Other	4,122	4,500

Total Expenses	1,024,675	1,533,009

Net Investment Income	685,496	1,616,398

REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS, OPTIONS AND FOREIGN
CURRENCIES (NOTES 1 AND 3):
Realized Gain (Loss) From:
Investment transactions	8,345,165	(7,903,850)
Foreign currency transactions	14,400	—

Net Realized Gain (Loss)	8,359,565	(7,903,850)

Net Change in Unrealized Appreciation/Depreciation of Investments and Options	(9,665,601)	10,217,572

Net Gain (Loss) on Investments, Options and Foreign Currencies	(1,306,036)	2,313,722

Increase (Decrease) in Net Assets From Operations	$(620,540)	$3,930,120

See Notes to Financial Statements.

20        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Changes in Net Assets

For the Six Months Ended April 30, 2005 (unaudited) and the Year Ended October 31, 2004

AIM Capital Appreciation Portfolio	2005	2004
OPERATIONS:
Net investment income (loss)	$685,496	$(382,450)
Net realized gain	8,359,565	11,819,139
Net change in unrealized appreciation/depreciation	(9,665,601)	(3,853,039)

Increase (Decrease) in Net Assets From Operations	(620,540)	7,583,650

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(322,782)	—

Decrease in Net Assets From Distributions to Shareholders	(322,782)	—

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	31,938,298	81,806,468
Net asset value of shares issued for reinvestment of distributions	322,782	—
Cost of shares reacquired	(29,646,664)	(34,221,120)

Increase in Net Assets From Fund Share Transactions	2,614,416	47,585,348

Increase in Net Assets	1,671,094	55,168,998
NET ASSETS:
Beginning of period	233,622,541	178,453,543

End of period*	$235,293,635	$233,622,541

* Includes undistributed net investment income of:	$362,714	—

See Notes to Financial Statements.

21        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the Six Months Ended April 30, 2005 (unaudited) and the Year Ended October 31, 2004

Smith Barney Large Capitalization Growth Portfolio	2005	2004
OPERATIONS:
Net investment income (loss)	$1,616,398	$(95,094)
Net realized loss	(7,903,850)	(6,346,198)
Net change in unrealized appreciation/depreciation	10,217,572	(14,076,919)

Increase (Decrease) in Net Assets From Operations	3,930,120	(20,518,211)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,500,969)	(23,939)
Return of capital	—	(46,869)

Decrease in Net Assets From Distributions to Shareholders	(1,500,969)	(70,808)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	7,412,099	83,145,183
Net asset value of shares issued for reinvestment of distributions	1,500,969	70,808
Cost of shares reacquired	(32,214,263)	(26,791,922)

Increase (Decrease) in Net Assets From Fund Share Transactions	(23,301,195)	56,424,069

Increase (Decrease) in Net Assets	(20,872,044)	35,835,050
NET ASSETS:
Beginning of period	389,670,648	353,835,598

End of period*	$368,798,604	$389,670,648

* Includes undistributed net investment income of:	$115,429	—

See Notes to Financial Statements.

22        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Financial Highlights

For a share of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

AIM Capital Appreciation Portfolio	2005(1)	2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$9.98	$9.63		$8.04	$9.11	$21.73	$16.30

Income (Loss) From Operations:
Net investment income (loss)	0.03	(0.02)		(0.02)	(0.03)	(0.02)	(0.07)
Net realized and unrealized gain (loss)	(0.04)	0.37		1.61	(1.04)	(8.72)	6.03

Total Income (Loss) From Operations	(0.01)	0.35		1.59	(1.07)	(8.74)	5.96

Less Distributions From:
Net investment income	(0.01)	—		—	—	—	—
Net realized gains	—	—		—	—	(3.88)	(0.53)

Total Distributions	(0.01)	—		—	—	(3.88)	(0.53)

Net Asset Value, End of Period	$9.96	$9.98		$9.63	$8.04	$9.11	$21.73

Total Return(2)	(0.07)%‡	3.63%		19.78%	(11.75)%	(43.36)%	36.53%

Net Assets, End of Period (millions)	$235	$234		$178	$172	$224	$435

Ratios to Average Net Assets:
Expenses(3)	0.85%†	0.85	%(4)	0.85%	0.85%	0.83%	0.83%
Net investment income (loss)	0.57 †	(0.18)		(0.25)	(0.28)	(0.20)	(0.35)

Portfolio Turnover Rate	43%	71%		49%	65%	77%	91%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	As a result of voluntary expense limitation, the expense ratio will not exceed 1.25%.
(4)	The investment manager voluntarily waived a portion of its fees for the year ended October 31, 2004. The actual expense ratios did not change due to these waivers.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized.

See Notes to Financial Statements.

23        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Financial Highlights (continued)

For a share of capital stock outstanding throughout each year or period ended October 31, unless otherwise noted:

Smith Barney Large Capitalization Growth Portfolio	2005(1)		2004		2003	2002	2001	2000
Net Asset Value, Beginning of Period	$13.15		$13.76		$ 9.91	$11.86	$16.04	$14.53

Income (Loss) From Operations:
Net investment income (loss)	0.06		(0.00	)*	0.01	0.02	0.02	0.01
Net realized and unrealized gain (loss)	0.04		(0.61)		3.86	(1.95)	(4.20)	1.55

Total Income (Loss) From Operations	0.10		(0.61)		3.87	(1.93)	(4.18)	1.56

Less Distributions From:
Net investment income	(0.05)		(0.00	)*	(0.02)	(0.02)	—	(0.01)
Net realized gains	—		—		—	—	—	(0.02)
Return of capital	—		(0.00	)*	—	—	—	(0.02)

Total Distributions	(0.05)		(0.00	)*	(0.02)	(0.02)	—	(0.05)

Net Asset Value, End of Period	$13.20		$13.15		$13.76	$ 9.91	$11.86	$16.04

Total Return(2)	0.74	%‡	(4.42)%		39.16%	(16.29)%	(26.06)%	10.77%

Net Assets, End of Period (millions)	$369		$390		$354	$225	$280	$324

Ratios to Average Net Assets:
Expenses	0.78	%†	0.78	%(3)	0.79%	0.80%	0.78%	0.77%
Net investment income (loss)	0.82	†	(0.02)		0.06	0.13	0.14	0.06

Portfolio Turnover Rate	13%		7%		16%	19%	10%	7%

(1)	For the six months ended April 30, 2005 (unaudited).
(2)	Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns for all periods shown. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	The investment manager voluntarily waived a portion of its fees for the year ended October 31, 2004. The actual expense ratios did not change due to these waivers.
*	Amount represents less than $0.01 per share.
‡	Total return is not annualized, as it may not be representative of the total return for the year.
†	Annualized

See Notes to Financial Statements.

24        Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

The AIM Capital Appreciation Portfolio (“AIMCAP”) and Smith Barney Large Capitalization Growth Portfolio (“SBLCG”) (“Funds”) are separate diversified investment funds of the Travelers Series Fund Inc. (“Company”). The Company, a Maryland corporation, is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked price provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian takes possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the

25       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Forward Foreign Currency Contracts. AIMCAP may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on its non-US dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Fund as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

Forward foreign currency contracts involve elements of market risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(d) Lending of Portfolio Securities. The Funds have an agreement with their custodian whereby the custodian may lend securities owned by the Funds to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with their custodian, the Funds receive a lender’s fee. Fees earned by the Funds on securities lending are recorded as securities lending income. Loans of securities by the Funds are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

26       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Funds maintain the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(e) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method.

(f) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of

27       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(g) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP

(h) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their taxable income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(i) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Management Agreement and Transactions with Affiliates

Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Citigroup Inc. (“Citigroup”), acts as investment manager of SBLCG. SBLCG pays SBFM a management fee, which is calculated daily and payable monthly, based on the Fund’s average daily net assets is calculated in accordance with the following breakpoint schedule:

Portfolio’s Average Daily Net Assets	Fee Rate
Up to $5 billion	0.750%
In excess of $5 billion and up to and including $7.5 billion	0.725%
In excess of $7.5 billion and up to and including $10 billion	0.700%
Over $10 billion	0.650%

Travelers Investment Adviser, Inc. (“TIA”), an affiliate of SBFM, acts as the investment manager of AIMCAP. AIMCAP pays TIA a management fee

28       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

calculated at an annual rate of 0.80% on the average daily net assets of AIMCAP. This fee is calculated daily and paid monthly. During the six months ended April 30, 2005, AIMCAP had a voluntary expense limitation in place of 1.25%. This limitation can be terminated at any time by TIA.

TIA has also entered into a sub-advisory agreement with AIM Capital Management, Inc. (“AIM”). Pursuant to the sub-advisory agreement, AIM is responsible for the day-to-day portfolio operations and investment decisions and is compensated by TIA for such services at the annual rate of 0.375% of AIMCAP’s average daily net assets.

TIA has also entered into a Sub-Administrative Services Agreement with SBFM. TIA pays SBFM, as sub-administrator, a fee calculated at an annual rate of 0.10% of the average daily net assets of AIMCAP.

Citicorp Trust Bank, fsb. (“CTB”), another subsidiary of Citigroup, acts as the Funds’ transfer agent. PFPC Inc. (“PFPC”) acts as the Funds’ sub-transfer agent. CTB receives account fees and asset-based fees that vary according to the size and type of account. PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts and is paid by CTB. For the six months ended April 30, 2005, each Fund paid transfer agent fees of $2,083 to CTB.

During the six months ended April 30, 2005, Citigroup Global Markets Inc., another indirect wholly-owned subsidiary of Citigroup, received brokerage commissions in the amounts of $408 for AIMCAP. During the six months ended April 30, 2005, SBLCG did not receive any brokerage commissions.

Most of the officers and one Director of the Company are employees of Citigroup or its affiliates and do not receive compensation from the Company.

3.	Investments

During the six months ended April 30, 2005, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	AIMCAP	SBLCG
Purchases	$102,033,742	$49,263,279

Sales	101,164,608	67,848,098

29       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

At April 30, 2005, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	AIMCAP	SBLCG
Gross unrealized appreciation	$23,430,564	$64,037,578
Gross unrealized depreciation	(8,580,563)	(16,076,685)

Net unrealized appreciation	$14,850,001	$47,960,893

At April 30, 2005, AIMCAP loaned securities having a market value of $11,943,914 and received cash collateral amounting to $12,091,157 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, registered under the 1940 Act.

At April 30, 2005, SBLCG did not have any securities on loan.

4.	Capital Shares

At April 30, 2005, the Company had six billion shares of capital stock authorized with a par value of $0.00001 per share. Each share of a Fund represents an equal proportionate interest in that Fund with each other share of the same Fund and has an equal entitlement to any dividends and distributions made by the Fund.

Transactions in shares of each Fund were as follows:

	Six Months Ended April 30, 2005	Year Ended October 31, 2004
AIM Capital Appreciation Portfolio
Shares sold	3,016,310	8,342,805
Shares issued on reinvestment	30,138	—
Shares reacquired	(2,847,763)	(3,444,970)

Net Increase	198,685	4,897,835

Smith Barney Large Capitalization Growth Portfolio
Shares sold	545,113	5,848,481
Shares issued on reinvestment	104,162	4,938
Shares reacquired	(2,349,735)	(1,924,673)

Net Increase (Decrease)	(1,700,460)	3,928,746

5.	Capital Loss Carryforward

On October 31, 2004, AIM Capital Appreciation Portfolio had a net capital loss carryforward of approximately $64,786,202, of which $27,595,246 expires in 2009, $25,303,918 expires in 2010 and $11,887,038 expires in 2011. Smith Barney Large Capitalization Growth Portfolio had a net capital loss carryforward

30       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

of approximately $51,991,108, of which $2,019,427 expires in 2008, $5,453,825 expires in 2009, $30,603,559 expires in 2010, $8,588,495 expires in 2011 and $5,325,802 expires in 2012. This amount will be available to offset like amounts of any future taxable gains.

6.	Additional Information

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management LLC (“SBFM”) and Citigroup Global Markets Inc. (“CGMI”) relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGMI willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGMI knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that includes the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGMI. The order also finds that SBFM and CGMI willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGMI do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

31       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The SEC censured SBFM and CGMI and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan to be prepared by Citigroup and submitted within 90 days of the entry of the order for approval by the SEC. The order also requires that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provides that a portion of such fees may be subsequently distributed in accordance with the terms of the order.

The order requires SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submits a proposal to serve as transfer agent or sub-transfer agent, an independent monitor must be engaged at the expense of SBFM and CGMI to oversee a competitive bidding process. Under the order, Citigroup also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004. That policy, as amended, among other things, requires that when requested by a Fund board, CAM will retain at its own expense an independent consulting expert to advise and assist the board on the selection of certain service providers affiliated with Citigroup.

At this time, there is no certainty as to how the proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. Although there can be no assurance, Citigroup does not believe that this matter will have a material adverse effect on the Funds.

7.	Legal Matters

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against Citigroup Global Markets Inc. (the “Distributor”) and a number of its affiliates, including Smith Barney Fund Management LLC and Salomon Brothers Asset Management Inc (the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Funds (the “Funds”), and directors or trustees of the Funds

32       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(collectively, the “Defendants”). The complaints alleged, among other things, that the Distributor created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to the Distributor for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, Citigroup Asset Management believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, Citigroup Asset Management and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

8.	Subsequent Events

On January 31, 2005, Citigroup announced that it had reached an agreement with MetLife, Inc. (“MetLife”) to sell Citigroup’s life insurance and annuity businesses (“Travelers Life & Annuity”) to MetLife. As part of this transaction, TIA, currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of MetLife. TIA is the investment adviser to the AIM Capital Appreciation Portfolio.

33       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. The transaction is scheduled to close on June 30, 2005.

In connection with this transaction, at meetings held on March 24, 2005 and April 20, 2005, the Board of Directors approved a proposal to reorganize the AIM Capital Appreciation Portfolio (the “Acquired Fund”) of Travelers Series Fund Inc., into a newly organized “shell” portfolio (the “ Acquiring Fund”) of The Travelers Series Trust. In connection with the reorganization, the Acquiring Fund would acquire all of the assets and assume the liabilities of the Acquired Fund.

The proposed reorganization is subject to the fulfillment of certain conditions, including approval by the Acquired Fund shareholders. Proxy materials describing the proposed reorganization were mailed on or about June 9, 2005, to the Acquired Fund shareholders of record on April 15, 2005, in anticipation of a meeting of shareholders scheduled to be held on June 29, 2005. If approved by the Acquired Fund shareholders, the reorganization will occur as soon as possible after the shareholder meeting.

On June 24, 2005, Citigroup announced that it has signed a definitive agreement under which Citigroup will sell substantially all of its worldwide asset management business to Legg Mason, Inc. (“Legg Mason”).

As part of this transaction, SBFM (the “Manager”), currently an indirect wholly owned subsidiary of Citigroup, would become an indirect wholly owned subsidiary of Legg Mason. The Manager is the investment manager to SBLCG.

The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Subject to such approvals and the satisfaction of the other conditions, Citigroup expects the transaction to be completed later this year.

Under the Investment Company Act of 1940, consummation of the transaction will result in the automatic termination of the investment management contract between SBLCG and the Manager. Therefore, SBLCG’s Board of Directors will be asked to approve a new investment management contract between SBLCG and the Manager. If approved by the Board, the new investment management contract will be presented to the shareholders of SBLCG for their approval.

34       Travelers Series Fund Inc.      |      2005 Semi-Annual Report

TRAVELERS SERIES

FUND INC.

DIRECTORS

Robert A. Frankel

Michael E. Gellert

R. Jay Gerken, CFA Chairman

Rainer Greeven

Susan M. Heilbron

OFFICERS

R. Jay Gerken, CFA

President and Chief

Executive Officer

Andrew B. Shoup

Senior Vice President and Chief
Administrative Officer

James M. Giallanza

Chief Financial Officer and Treasurer

Alan J. Blake

Vice President and Investment Officer

Andrew Beagley

Chief Anti-Money Laundering Compliance Officer and Chief Compliance Officer

Robert I. Frenkel

Secretary and Chief Legal Officer

INVESTMENT MANAGERS

Smith Barney Fund
Management LLC

Travelers Investment Adviser, Inc.

CUSTODIAN

State Street Bank and
Trust Company

ANNUITY ADMINISTRATION

Travelers Annuity Investor Services

One Cityplace

Hartford, CT 06103-3415

TRANSFER AGENT

Citicorp Trust Bank, fsb.

125 Broad Street, 11th Floor

New York, New York 10004

SUB-TRANSFER AGENT

PFPC Inc.

P.O. Box 9699

Providence, Rhode Island

02940-9699

Travelers Series Fund Inc.

AIM Capital Appreciation Portfolio

Smith Barney Large Capitalization Growth

Portfolio

The Funds are separate investment funds of the Travelers Series Fund Inc., a Maryland corporation.

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2004 and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.citigroupam.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of the Travelers Series Fund Inc. — AIM Capital Appreciation Portfolio and Smith Barney Large Capitalization Growth Portfolio.

TRAVELERS SERIES FUND INC.

125 Broad Street

10th Floor, MF-2

New York, New York 10004

IN0806 6/05	05-8640

.ITEM 2.	CODE OF ETHICS.

Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULES OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	[RESERVED]

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

	Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Travelers Series Fund Inc.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Travelers Series Fund Inc.

Date: July 8, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Travelers Series Fund Inc.

Date: July 8, 2005

By:	/s/ James M. Giallanza
James M. Giallanza
Chief Financial Officer of
Travelers Series Fund Inc.

Date: July 8, 2005